Trade Receivables (Details) - BRL (R$) R$ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Trade Receivables [Abstract]
Tickets and meal vouchers	R$ 65	R$ 56
Payment slips	R$ 89	R$ 62